BORROWINGS	12 Months Ended
Dec. 31, 2019
BORROWINGS
BORROWINGS

12.    BORROWINGS

	MACA	Convertible	Santander- Itaú	Unsecured bank	Bank
	Limited loan	Debentures	Facility	facilities	overdraft	IXM Note	Total
Balance, January 1, 2019	$—	$—	$—	$—	$—	$—	$—
Acquisition of Beadell (note 5)	38,822	10,500	5,007	15,029	265	—	69,623

Borrowings	—	—	—	18,600	3,610	10,000	32,210
Interest accrued	1,490	155	98	688	76	10	2,517
Principal repayments	(22,529)	(10,500)	(5,000)	(17,700)	(3,239)	—	(58,968)
Interest payments	(1,477)	(205)	(154)	(583)	(98)	—	(2,517)
Foreign exchange	(246)	50	49	—	(25)	—	(172)
Balance, December 31, 2019	$16,060	$—	$—	$16,034	$589	$10,010	$42,693
Current	11,433	—	—	16,034	589	10,010	38,066
Non-current	4,627	—	—	—	—	—	4,627

Note	(a)	(b)	(c)	(d)	(e)	(f)
Currency	AUD	USD	USD	USD	USD	USD
Nominal interest rate	5.8%	6.0%	5.9%	5.5%	13.7%	3-month LIBOR plus 5%
Year of maturity	2019 - 2021	2019	2019	2020	2020	2020

(a)     MACA Limited

Prior to the Acquisition, Beadell had an outstanding loan in the amount of $38,822  (A$54,700) due to MACA.  Under its original terms, the loan was to become due and payable on a change of control of Beadell, absent MACA’s consent to the change of control.  One of the key closing conditions of the Acquisition was the negotiation of a modification on MACA’s outstanding loan due from Beadell on terms satisfactory to the Company.  The Company reached an agreement with MACA on November 19, 2018 on the modifications of the loan.  Under the agreement, MACA agreed to consent to the change of control, keep the loan in place with a term to June 2022 and make the following amendments effective from the date of the Acquisition:

(All dollar amounts in millions of A$)		Original Loan		As Amended
Principal Amount	A$	54.7	A$	54.7
% of the net cash proceeds from any third-party debt or equity financing required to be paid to MACA and applied against the outstanding balance of the loan		30%		10%
% of the net proceeds from any exercise of warrants required to be paid to MACA and applied against the outstanding balance of the loan		30%		20%
Principal repayment of loan during 2019	A$	12.0	A$	16.5
Ultimate parent guarantee		Full balance		First A$6.0 of repayments
Principal repayment of Loan during 2020	A$	18.0	A$	18.0
Conversion right		100% of Loan (1)	A$	15.0 (2)
(1)	Conversion subject to shareholder approval.
(2)

MACA's conversion right under the amended terms provides for a limit of A$5.0 million in each quarter following the date of the Acquisition at a 5% discount to the 20-day volume weighted average price.  Any principal amount of the loan which is converted to Great Panther shares will reduce the outstanding balance of the loan, with 50% to be applied to reduce the remaining monthly payments on a pro-rata basis with the exception of the A$6.0 million guaranteed payments.

Interest is payable on the MACA loan at the Reserve Bank of Australia reserve rate plus 5% per annum.  To December 31, 2019, MACA exercised, in full, its conversion rights on $10,524  (A$15,000) of its loan, converting this amount into 14,077,806 common shares of the Company.  The Company also made cash repayments to MACA totaling $12,005  (A$17,343) from the date of the Acquisition to December 31, 2019, including $1,619  (A$2,385) which represented 10% of the net cash proceeds from the bought deal financing (note 15(f)) required to be paid to MACA and applied against the outstanding balance of the loan under the amended loan agreement.  Subsequent to December 31, 2019, the Company made monthly principal repayments to MACA totaling $2,513  (A$3,714), and an additional $1,000 repayment which represented 10% of the net cash proceeds from the IXM Group Promissory Note (note 12(f)) required to be repaid to MACA and applied against the outstanding balance of the loan under the amended loan agreement (note 26(c)).  The Company must make monthly principal repayments of A$1,238 until the loan is repaid. As the Company has completed the first A$6,000 of repayments, the loan is no longer subject to a guarantee by Great Panther Mining Limited and is not secured by any assets of the Company.

(b)     Convertible Debentures (“Convertible Debentures”)

Prior to the Acquisition, Beadell had Convertible Debentures of $10,000 outstanding, maturing on June 30, 2023.  As defined in the indenture governing the Convertible Debentures (“Debenture Indenture”), upon the occurrence of a change of control, Beadell was required to make an offer (the “Change of Control Purchase Offer”) to purchase all Convertible Debentures at a price per Convertible Debenture equal to 105% of the principal amount, plus accrued and unpaid interest.

In connection with the Acquisition, the Company assumed the obligations of Beadell under the Debenture Indenture, including funding the Change of Control Purchase Offer.

On April 3, 2019, all holders of the Convertible Debentures accepted the Company’s Change of Control Purchase Offer and the Company repurchased all of the Convertible Debentures for an aggregate price of $10,500  ($10,000 principal and $500 change of control premium), plus accrued interest of $155.

(c)      Santander – Itaú Facility

As a result of the Acquisition, the Company assumed Beadell’s credit facility with Santander – Itaú which was interest bearing at a fixed interest rate of 5.9% per annum and fully secured by a charge over the Tucano mining concession.  In June 2019, the Company repaid the facility in full (principal of $5,000 plus accrued interest).

(d)      Unsecured bank facilities

As a result of the Acquisition, the Company assumed Beadell’s unsecured, revolving, interest-bearing bank facilities totaling $15,000, the maximum amount available under these facilities, plus accrued interest of $29. In the fourth quarter of 2019, the Company obtained an additional $1,500 of bank facilities, and received net proceeds of $900 during the year ended December 31, 2019.  The unsecured bank facilities are interest bearing at a weighted average fixed interest rate of 5.3% per annum and are repayable from January 2020 to December 2020.  These facilities have a history of being rolled over and it is the expectation of the Company that this continues.

(e)     Bank overdraft

The Company has a bank overdraft with a maximum amount of $744 (BRL 3,000) of which $589 (BRL 2,370) was drawn as at December 31, 2019.  This overdraft account is interest bearing at a fixed rate of 1.00% per month, payable monthly.

(f)     IXM Group Promissory Note

On December 27, 2019, Minera Mexicana El Rosario, S.A. de C.V. (“MMR”), the Mexican operating subsidiary of Great Panther, received a loan and issued a promissory note (“Promissory Note”) in the amount of $10,000 to IXM S.A. (“IXM”).  The Promissory Note matures on December 31, 2020 and bears interest at an annual rate of 3-month USD LIBOR plus 5%, accruing daily.  Any loan principal and accrued interest not previously repaid are repayable on December 31, 2020.  The Promissory Note is supported by a guarantee from Great Panther.  Under the terms of the Promissory Note, Great Panther is required to comply with the following financial covenants:

-	Consolidated cash and cash equivalents of not less than $10,000 on a quarterly basis as at the balance sheet date;
-	Consolidated net debt to adjusted EBITDA ratio of not more than 2 to 1, as measured on a quarterly basis as at the balance sheet date for the trailing 12 months period then ended; and
-	Consolidated total debt to total assets ratio of not more than 0.5 to 1, as measured on a quarterly basis as at the balance sheet date.

Great Panther was in compliance with all of these covenants as at December 31, 2019.

MMR also entered into an offtake agreement dated December 27, 2019 (the “Offtake Agreement”) for the sale of silver-gold concentrate produced at the GMC to Compromin S.A. de C.V. (“Compromin”), IXM’s subsidiary.  As stated in the Offtake Agreement, IXM, at its sole discretion, may set off any payment obligation under the Offtake Agreement against any amount outstanding under the Promissory Note.  Upon the occurrence of a Change of Control (as defined in the Promissory Note), the outstanding principal amount of the Promissory Note with any accrued and unpaid interest and other amounts payable to IXM’s subsidiary become immediately due and payable.